REGULATORY REQUIREMENT	12 Months Ended
Dec. 31, 2022
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
REGULATORY REQUIREMENT
20.
REGULATORY REQUIREMENT

The Company’s broker-dealer subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Brokers SG, Tiger Brokers HK, and TBAU are subject to capital requirements determined by its respective regulators.

TradeUP Securities and US Tiger Securities, the Company’s USA subsidiaries, are subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act in the USA, which requires the maintenance of minimum net capital.

Tiger Brokers SG, the Company’s Singapore subsidiary, is subject to the Securities and Futures Regulations 2018 (Amendment) under Chapter 289 of Securities and Futures Act in Singapore, which requires the maintenance of minimum net capital.

Tiger Brokers HK, the Company’s Hong Kong subsidiary, is subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Tiger Brokers HK is required to maintain minimum paid-up share capital and liquid capital.

TBAU, the Company’s Australia subsidiary, is subject to s912A(1)(d) of the Corporations Act 2001 in Australia, which requires the maintenance of minimum net capital.

As of December 31, 2021 and 2022, all of the Company’s broker-dealer subsidiaries met applicable minimum net capital requirements. The tables below summaries the net capital, the capital requirement and the excess net capital for the Company’s broker-dealer subsidiaries as of December 31, 2021 and 2022:

	Net Capital	Requirement	Excess Net Capital
December 31, 2022	US$	US$	US$
TradeUP Securities	137,305,133	9,057,010	128,248,123
Tiger Brokers SG	110,726,224	17,181,893	93,544,331
Tiger Brokers HK	13,014,036	384,541	12,629,495
US Tiger Securities	8,705,756	250,000	8,455,756
TBAU	901,785	124,789	776,996
Total	270,652,934	26,998,233	243,654,701

	Net Capital	Requirement	Excess Net Capital
December 31, 2021	US$	US$	US$
TradeUP Securities	95,665,200	4,283,392	91,381,808
US Tiger Securities	10,429,009	250,000	10,179,009
Tiger Brokers SG	113,290,584	12,443,882	100,846,702
Tiger Brokers HK	14,569,722	384,635	14,185,087
Total	233,954,515	17,361,909	216,592,606